SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and Cash Equivalents	$ 26,563	$ 13,525	$ 43,184	$ 13,526
Restricted cash and long term deposits	6,637	384
Investment in financial assets	3,349	55,642
Short term and long term trade receivables	19,983	4,255
Long term financial assets at fair value	343	333
Other accounts receivable	3,053	2,937
Total	$ 59,928	$ 77,076